NOTE 13 - DERIVATIVE LIABILITY	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOTE 13 - DERIVATIVE LIABILITY

13 - DERIVATIVE LIABILITY

The Company evaluated the conversion feature embedded in the convertible notes to determine if such conversion feature should be bifurcated from its host instrument and accounted for as a freestanding derivative. Due to the note not meeting the definition of a conventional debt instrument because it contained a diluted issuance provision, the convertible notes were accounted for in accordance with ASC 815. According to ASC 815, the derivatives associated with the convertible notes were recognized as a discount to the debt instrument, and the discount is being amortized over the life of the note and any excess of the derivative value over the note payable value is recognized as additional expense at issuance date.

The Company also issued 2,500 series D convertible preferred stock which included reset provisions which are considered derivatives in accordance with ASC 815. The fair market value of these reset provisions were bifurcated and recorded as derivative liabilities.

Further, and in accordance with ASC 815, the embedded derivatives are revalued at each balance sheet date and marked to fair value with the corresponding adjustment as a “gain or loss on change in fair value of derivatives” in the consolidated statement of operations.  As of June 30, 2012, the fair value of the embedded derivatives included on the accompanying consolidated balance sheet was $445,645.  During the three and six months ended June 30, 2012, the Company recognized a gain on change in fair value of derivative liability totaling $237,712 and $148,214, respectively. Key assumptions used in the valuation of derivative liabilities associated with the convertible notes at June 30, 2012 were as follows:

➢	The stock price would fluctuate with an annual volatility ranging from 264% to 520% based on the historical volatility for the company.
➢	An event of default would occur 5% of the time, increasing 0.10% per quarter to a maximum of 25%.
➢	Alternative financing for the convertible notes would be initially available to redeem the note 0% of the time and increase quarterly by 1% to a maximum of 20%.
➢	The trading volume would average $265,308 to $291,990 and would increase at 1% per quarter.
➢	The holder would automatically convert the notes at a stock price of the greater of the initial exercise price multiplied by two and the market price for the convertible notes if the registration was effective and the company was not in default.

➢	Key assumptions used in the valuation of derivative liabilities associated with the reset provisions of the series D preferred stock at December 31, 2011 were as follows:

➢	The stock price would fluctuate with an annual volatility ranging from 258% to 615% based on the historical volatility for the company.
➢	An event of default that requires the Company to redeem the stock would be 0% increasing 2% per period to a maximum of 20% at maturity.
➢	The Holder would automatically convert at a stock price of $0.0045 if the Company was not in default.

The Company classifies the fair value of these securities under level three of the fair value hierarchy of financial instruments. The fair value of the derivative liability was calculated using a lattice model that values the compound embedded derivatives based on a probability weighted discounted cash flow model. This model is based on future projections of the various potential outcomes. The embedded derivatives that were analyzed and incorporated into the model included the conversion feature with the full ratchet reset, and the redemption options.

The components of the derivative liability on the Company’s balance sheet at June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012	December 31, 2011
Embedded conversion features - convertible promissory notes	$432,405	$626,953
Common stock warrants	-	-
Anti-dilution provisions of series D preferred stock	13,240	12,906
	$445,645	$639,859

The Company had the following changes in the derivative liability:

Balance at December 31, 2011	$639,859
Issuance of securities with embedded derivatives	449,125
Debt and preferred stock conversions	(328,998)
Derivative (gain) or loss due to mark to market adjustment	(314,341)
Balance at June 30, 2012	$445,645